SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State
Total current taxes
Deferred tax provision (benefit)
Income tax provision (benefit)